MORGAN STANLEY FINANCIAL SERVICES TRUST
522 Fifth Avenue
New York, New York 10036
October 2, 2008
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Morgan Stanley Financial Services Trust File Nos. — 333-16177; 811-7927 Rule 497 (j) filing
Dear Sir or Madam:
     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on September 29, 2008.
     If you have any questions, please feel free to contact me at 212.296.6984 (tel) or 646.452.4831 (fax).

Very truly yours,
/s/ Eric C. Griffith
Eric C. Griffith
Assistant Secretary

Enclosures

cc:	Amy R. Doberman